Statement of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 01, 2013					$ 0
Balance, shares at Jul. 01, 2013
Issuance of common stock for cash	2,000				2,000
Issuance of common stock for cash, Shares	20,000,000
Additional paid-in capital		700			700
Net loss				(1,900)	(1,900)
Balance at Dec. 31, 2013	2,000	700		(1,900)	800
Balance, shares at Dec. 31, 2013	20,000,000
Issuance of common stock for services	970				970
Issuance of common stock for services, Shares	9,700,000
Issuance of common shares for subscription receivable	457		(457)
Issuance of common shares for subscription receivable, Shares	4,565,000
Repurchase of common stock	(1,970)				(1,970)
Repurchase of common stock, Shares	(19,700,000)
Additional paid-in capital		75,000			75,000
Net loss				110,705	(110,705)
Balance at Jun. 30, 2014	$ 1,457	$ 75,700	$ (457)	$ (112,605)	$ (35,905)